Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value
5.	Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Balance Sheet (Successor) and Balance Sheet (Predecessor) at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2	Assets and liabilities whose values are based on the following:

(a) Quoted prices for similar assets or liabilities in active markets;

(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Successor

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2014. There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014.

($ in thousands)
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Total
Assets at fair value
Fixed maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies	$—	$857,326	$—	$857,326
Obligations of U.S. States and Political Subdivisions	—	255,209	—	255,209
All Other Corporate Securities	—	7,370,409	7,336	7,377,745
ABS	—	371,753	5,250	377,003
CMBS	—	330,790	2,693	333,483
RMBS	—	189,881	—	189,881
Short term investments	191,979	145,676	23,713	361,368
Other invested assets
Equity Options	25,672	—	—	25,672
Futures	329	—	—	329
Separate accounts assets	1,573,865	—	—	1,573,865

Total assets at fair value	$1,791,845	$9,521,044	$38,992	$11,351,881

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(63,660)	$(63,660)
Equity indexed life contracts	—	(18,720)	—	(18,720)
Guaranteed minimum accumulation benefits	—	—	(6,367)	(6,367)
Guaranteed minimum withdrawal benefits			(366)	(366)
Separate accounts liabilities	(1,573,865)	—	—	(1,573,865)

Total liabilites at fair value	$(1,573,865)	$(18,720)	$(70,393)	$(1,662,978)

There were no transfers between Level 1 and Level 2 from the period from April 1, 2014 through December 31, 2014.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Fixed Maturities

The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. No private placement securities were classified as Level 3 as of December 31, 2014.

Short-term Investments

Short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2. Short-term investments classified within Level 3 primarily consist of commercial mortgage loans. The fair value of commercial mortgage loans is equal to unpaid principal.

Other Invested Assets

The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Separate Account Assets and Liabilities

Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Policyholders’ Account Balances

The liabilities for guarantees primarily associated with the optional living benefit features of certain variable annuity contracts and equity indexed life and annuity contracts are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Level 3 Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(63,660)	Option Pricing Technique	Projected option cost	1.40% - 1.93%	1.50%

Excluded from the table above at December 31, 2014 are approximately $15 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. These investments primarily consist of certain public debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The table above also excludes underlying quantitative inputs related to liabilities held for the Company’s guaranteed minimum accumulation benefits and guaranteed withdrawal benefits. These liabilities are not developed by the Company as they are 100% ceded to external reinsurers. The development of these liabilities generally involve actuarially determined models and could result in the Company reporting significantly higher or lower fair value measurements for these Level 3 investments.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis from the period from April 1, 2014 through December 31, 2014:

($ in thousands)	Balance as of April 1, 2014	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2014
Assets
Fixed income securities
All other corporate securities	$400,527	$6,693	$(7,841)	$—	$(291,802)	$4,930	$(97,228)	$—	$—	$15,279
Short-term investments	$24,095	$29	$—	$—	$—	$—	$(411)	$—	$—	$23,713
Liabilities
Equity indexed annuity contracts	$(58,038)	$(5,622)	$—	$—	$—	$—	$—	$—	$—	$(63,660)
Equity indexed life contracts	$(15,691)	$(3,029)	$—	$—	$—	$—	$—	$—	$—	$(18,720)
Guaranteed minimium accumulation benefits and guaranteed minimum withdrawal benefits(1)	$(8,499)	$1,766	$—	$—	$—	$—	$—	$—	$—	$(6,733)

(1)	These amount are 100% ceded in accordance with the Company’s reinsurance agreements.

Transfers into Level 3 are generally the result of unobservable inputs utilized within the valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

The following table presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Balance Sheet; however, in some cases, as described below, the carrying amount equals or approximates fair value as of December 31, 2014.

($ in thousands)
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Total
Assets
Commercial mortgage loans	$—	$—	$1,150,510	$1,150,510
Policy loans	—	—	194,385	194,385
Cash	49,730	—	—	49,730
Vehicle note	—	—	551,600	551,600

Total assets at fair value	$49,730	$—	$1,896,495	$1,946,225

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$6,609,253	$6,609,253
Other long-term debt	—	—	551,600	551,600

	$—	$—	$7,160,853	$7,160,853

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Policy Loans

The fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result, the carrying value of the policy loans approximates the fair value.

Cash

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value.

Vehicle Note and Other Long-Term Debt

The carrying value of the Vehicle Note and Other long-term debt approximates fair value.

Policyholders’ Account Balances — Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Predecessor

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 Measurements

•	Fixed maturities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•	Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 Measurements

•	Fixed maturities

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 Measurements

•	Policyholder account balances — Successor; contract holder funds Predessor: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of nonmarket observable inputs.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2013. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2013.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2013
Assets:
Fixed maturities:
U.S. government and agencies	$27,520	$46,326	$—	$73,846
Municipal	—	2,769	—	2,769
Corporate	—	191,977	—	191,977
Foreign government	—	5,164	—	5,164
RMBS	—	14,450	—	14,450
CMBS	—	2,676	—	2,676

Total fixed maturities	27,520	263,362	—	290,882
Short-term investments	20,764	35,195	—	55,959
Separate account assets	1,700,566	—	—	1,700,566

Total assets at fair value	$1,748,850	$298,557	$—	$2,047,407

% of total assets at fair value	85.4%	14.6%	—%	100.0%
Liabilities:
Policyholders’ account balances: Derivatives embedded in life and annuity contracts	$—	$—	$(267,859)	$(267,859)

Total liabilities at fair value	$—	$—	$(267,859)	$(267,859)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2013:

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Derivatives embedded in life and annuity contracts — Equity-indexed and forward starting options	$(258,415)	Stochastic cash flow model	Projected option cost	1.0 - 2.0%	1.91%

If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the period from January 1, 2014 through March 31, 2014.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$(267,859)	$18,525	$—	$—	$—

Total recurring Level 3 liabilities	$(267,859)	$18,525	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of March 31, 2014
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$—	$—	$(3,764)	$2,612	$(250,486)

Total recurring Level 3 liabilities	$—	$—	$(3,764)	$2,612	$(250,486)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2012	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed maturities:
Corporate	$312	$—	$—	$—	$—

Total recurring Level 3 assets	$312	$—	$—	$—	$—

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$(314,926)	$43,244	$—	$—	$—

Total recurring Level 3 liabilities	$(314,926)	$43,244	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2013
Assets
Fixed maturities:
Corporate	$—	$—	$—	$(312)	$—

Total recurring Level 3 assets	$—	$—	$—	$(312)	$—

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$—	$—	$(6,621)	$10,444	$(267,859)

Total recurring Level 3 liabilities	$—	$—	$(6,621)	$10,444	$(267,859)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2011	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed maturities:
Corporate	$598	$—	$—	$—	$—
RMBS	2,321	—	—	—	(2,321)

Total recurring Level 3 assets	$2,919	$—	$—	$—	$(2,321)

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$(506,678)	$131,054	$—	$—	$—

Total recurring Level 3 liabilities	$(506,678)	$131,054	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed maturities:
Corporate	$—	$—	$—	$(286)	$312
RMBS	—	—	—	—	—

Total recurring Level 3 assets	$—	$—	$—	$(286)	$312

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$—	$—	$(11,024)	$71,722	$(314,926)

Total recurring Level 3 liabilities	$—	$—	$(11,024)	$71,722	$(314,926)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during the period from January 1, 2014 through March 31, 2014, 2013 or 2012.

Transfers out of Level 3 during 2012 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities.

($ in thousands)	Period from January 1, 2014 through March 31, 2014	As of December 31, 2013	As of December 31, 2012
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$18,525	$43,244	$131,054

Total recurring Level 3 liabilities	$18,525	$43,244	$131,054

The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits in the period from January 1, 2014 through March 31, 2014, $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013, and $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012. These amounts are ceded in accordance with the Company’s reinsurance agreements.

As of December 31, 2013, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $7.76 billion and $7.66 billion, respectively, as of December 31, 2013. The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company’s own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company’s own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company’s own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.